Note 11 - Other Comprehensive Income	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Comprehensive Income (Loss) Note [Text Block]
NOTE
11
– Other Comprehensive Income

The following tables present the pretax components of the Company’s other comprehensive income, and the related income tax expense (benefit) for each component.

	Year Ended December 31, 2016
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive income:
Change in net unrealized gains on available-for-sale securities:
Unrealized holding gains arising during period	$8,550,015	$2,907,005	$5,643,010
Reclassification adjustment for gains included in income	(1,508,182)	(512,782)	(995,400)
Adjustment for effect of deferred acquisition costs	(211,683)	(71,972)	(139,711)
Net unrealized gains on investments	6,830,150	2,322,251	4,507,899
Change in defined benefit pension plan:
Actuarial net loss on pension plan	(390,459)	(132,756)	(257,703)
Amortization of actuarial net loss in net periodic pension cost	737,174	250,639	486,535
Net change in defined benefit pension plan	346,715	117,883	228,832

Total other comprehensive income	$7,176,865	$2,440,134	$4,736,731

	Year Ended December 31, 2015
		Income Tax
		Expense
	Pretax	(Benefit)	Net of Tax
Other comprehensive loss:
Change in net unrealized gains on available-for-sale securities:
Unrealized holding losses arising during period	$(17,074,720)	$(5,805,405)	$(11,269,315)
Reclassification adjustment for gains included in income	(735,567)	(250,093)	(485,474)
Adjustment for effect of deferred acquisition costs	462,249	157,165	305,084
Net unrealized losses on investments	(17,348,038)	(5,898,333)	(11,449,705)
Change in defined benefit pension plan:
Actuarial net loss on pension plan	(1,515,949)	(515,422)	(1,000,527)
Amortization of actuarial net loss in net periodic pension cost	762,233	259,159	503,074
Net change in defined benefit pension plan	(753,716)	(256,263)	(497,453)

Total other comprehensive loss	$(18,101,754)	$(6,154,596)	$(11,947,158)

Realized gains and losses on the sales of investments are determined based upon the specific identification method and include provisions for other-than-temporary impairments where appropriate.

The change in the components of the Company’s accumulated other comprehensive income, net of tax, are as follows:

	Unrealized Gains	Defined	Accumulated
	(Losses) on	Benefit	Other
	Available-For-Sale	Pension	Comprehensive
	Securities	Plans	Income
For the year ended December 31, 2016:
Beginning balance	$6,293,702	$(5,536,541)	$757,161
Other comprehensive income (loss) before reclassifications	5,503,299	(257,703)	5,245,596
Amounts reclassified from accumulated other comprehensive income	(995,400)	486,535	(508,865)
Net current period other comprehensive income	4,507,899	228,832	4,736,731
Ending balance	$10,801,601	$(5,307,709)	$5,493,892

For the year ended December 31, 2015:
Beginning balance	$17,743,407	$(5,039,088)	$12,704,319
Other comprehensive loss before reclassifications	(10,964,231)	(1,000,527)	(11,964,758)
Amounts reclassified from accumulated other comprehensive income	(485,474)	503,074	17,600
Net current period other comprehensive loss	(11,449,705)	(497,453)	(11,947,158)
Ending balance	$6,293,702	$(5,536,541)	$757,161

The following table presents the pretax and the related income tax components of the amounts reclassified from the Company’s accumulated other comprehensive income to the Company’s consolidated statement of income.

	Year Ended December 31,
Reclassification Adjustments	2016	2015
Unrealized gains on available-for-sale securities:
Realized gains on securities (a)	$1,508,182	$735,567
Income tax expense (c)	(512,782)	(250,093)
Net of tax	995,400	485,474

Defined benefit pension plans:
Amortization of actuarial net loss (b)	(737,174)	(762,233)
Income tax benefit (c)	250,639	259,159
Net of tax	(486,535)	(503,074)

Total reclassifications for the period	$508,865	$(17,600)

(a)	These items appear within net realized gains on investments in the consolidated income statements.
(b)	These items are included in the computation of net periodic benefit cost (see Note 6).
(c)	These items appear within federal income taxes in the consolidated income statements.